Employee Share Ownership Plans - Summary of Description of Plans (Detail)	12 Months Ended
Jun. 30, 2019
STIP and GSTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Short-term incentive
Overview	The STIP is generally a plan for the Executive KMP and the GSTIP is a plan for BHP senior management who are not KMP. Under both plans, half of the value of a participant's short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the vesting period.
Vesting conditions	Service conditions only.
Vesting period	2 years
Dividend Equivalent Payment	STIP - Yes GSTIP - No
Exercise period	None
LTIP and MAP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Long-term incentive
Overview	The LTIP is a plan for Executive KMP and awards are granted annually. The MAP is a plan for BHP senior management who are not KMP. The number of share rights awarded is determined by a participant's role and grade.
Vesting conditions	LTIP: Service and performance conditions. For awards granted from December 2013 onwards, BHP's Total Shareholder Return (TSR)(1) performance relative to the Peer Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the Index TSR (being the index value where the comparator group is a market index) determines the vesting of 33 per cent of the awards. For the awards to vest in full, BHP's TSR must exceed the Peer Group TSR and Index TSR (if applicable) by a specified percentage per year, determined for each grant by the Remuneration Committee. From the establishment of the LTIP in 2004 until the awards granted in December 2016, this percentage was set at 5.5 per cent per year. For awards granted from December 2017 onwards, 25 per cent of the award will vest where BHP's TSR is equal to the median TSR of the relevant comparator group(s), as measured over the performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP's TSR measured over the performance period is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest. MAP: Service conditions only.
Vesting period	LTIP - 5 years MAP - 1 to 5 years
Dividend Equivalent Payment	LTIP - Yes MAP - No
Exercise period	LTIP - None MAP - None
Transitional OMC awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Long-term incentive
Overview	Awards may be granted to new Executive KMP recruited from within the Group to bridge the gap created by the different timeframes of the vesting of MAP awards, granted in their non-KMP roles, and LTIP awards, granted to Executive KMP. No awards were granted to Executive KMP in FY2019.
Vesting conditions	Service conditions and performance conditions. The Remuneration Committee has absolute discretion to determine if the performance condition has been met and whether any, all or part of the award will vest (or otherwise lapse), having regard to (but not limited to) the BHP's TSR(1) over the three- or four-year performance period (respectively), the participant's contribution to Group outcomes and the participant's personal performance (with guidance on this assessment from the CEO).
Vesting period	3 or 4 years
Dividend Equivalent Payment	No
Exercise period	None
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	All-employee share purchase plan
Overview	Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.
Vesting conditions	Service conditions only.
Vesting period	3 years
Dividend Equivalent Payment	No
Exercise period	None